Financial instruments (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) Customer	Dec. 31, 2018 CAD ($) Customer	Dec. 31, 2017 CAD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Other comprehensive loss in Sensible Medical	$ 6,336
Fair value measurement, Discount rate	20.00%
Concentration of credit risk, Percentage Of Accounts Receivable	96.00%	91.00%	96.00%
Number of customers owing greater than 10% of accounts receivable | Customer	3	3	3
Bad debt expenses
Discount rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	1.00%
Discount rate, measurement input | Non Current Portion Of Acquistion Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	1.00%
Fair value measurement, Discount rate	10.00%
Increase decrease in the fair value of liabilitites due to changes in discount rate	$ 28
Other price risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	448	3,700
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	130	720
AGGRASTAT
Disclosure of detailed information about financial instruments [line items]
Amount of Change in royalty obligation liability if the expected revenue from AGGRASTAT sales were to change by 10%	257	211
Amount of Change in royalty obligation liability if If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%	$ 15	22
Level 3 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Current portion of the license fee payable		$ 546